CUSTOMER CONCENTRATIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Maximum [Member]
Revenue	$ 421,849	$ 210,533	$ 227,128	$ 194,409
Accounts receivable	15,511	$ 13,054	$ 8,939	$ 9,302
Customer one
Accounts receivable	$ 109,138